Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

The components of the provision for federal income taxes are as follows:

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Current	$1,138	$2,019	$2,657

Deferred	746	(387)	(51)
	$1,884	$1,632	$2,606

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for tax reporting and financial statement purposes, principally because certain items, such as, the allowance for loan losses and loan fees are recognized in different periods for financial reporting and tax return purposes. A valuation allowance has not been established for deferred tax assets. Realization of the deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. Deferred tax assets are recorded in other assets.

Income tax expense of the Company is less than the amounts computed by applying statutory federal income tax rates to income before income taxes because of the following:

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2016	2015	2014
Tax at statutory rates	35.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(13.1)	(11.3)	(7.7)
Nondeductible merger expenses	2.7	-	-
Incentive stock options	0.3	0.3	0.4
Earnings and proceeds on life insurance	(2.8)	(1.8)	(1.5)

Other	(0.2)	0.4	0.2

	21.9%	21.6%	25.4%

The net deferred tax asset included in other assets in the accompanying Consolidated Balance Sheets includes the following amounts of deferred tax assets and liabilities:

	2016	2015
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$2,197	$2,481
Deferred compensation	1,430	485
Purchase price adjustment	-	884
Core deposit intangible	485	-
Prepaid expenses	267	-
Pension liability	655	-
Foreclosed real estate valuation allowance	19	305
AMT tax credit carryforward	260	-
Net operating loss carryforward	2,147	-
Net unrealized loss on securities	2,286	-
Other	310	182
Total Deferred Tax Assets	10,056	4,337

Deferred tax liabilities:
Premises and equipment	347	245
Deferred loan fees	192	172
Net unrealized gains on securities	-	251
Net unrealized gain on pension liability	171	-
Purchase price adjustment	357	-

Total Deferred Tax Liabilities	1,067	668

Net Deferred Tax Asset	$8,989	$3,669

The Company’s federal and state income tax returns for taxable years through 2013 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.